Share capital and share premium - Summary of Share Capital Issued (Details)						1 Months Ended	12 Months Ended						24 Months Ended
	Nov. 30, 2020 CNY (¥)	Jun. 19, 2020 shares	Nov. 30, 2019 CNY (¥) shares	Nov. 30, 2019 USD ($) shares	Jul. 02, 2019 $ / shares shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Beginning Balance | ¥							¥ 1,692,545,000		¥ (1,778,331,000)		¥ (1,064,046,000)		¥ (1,778,331,000)
Conversion of preferred shares into ordinary shares		220,332,100
Issuance of ordinary shares upon IPO | ¥									1,657,793,000		18,000
Repurchase of ordinary shares | ¥											(57,439,000)
Conversion of preferred shares into ordinary shares | ¥									4,999,811,000
Exercise of awards | ¥							2,169,000
Ending balance							¥ 1,210,052,000	$ 189,884,000	¥ 1,692,545,000		¥ (1,778,331,000)		¥ 1,210,052,000	$ 189,884,000
Number of shares outstanding							462,869,000	462,869,000	456,707,000	456,707,000	123,584,000	123,584,000	462,869,000	462,869,000	119,812,000
Capital and other reserves
Disclosure of classes of share capital [line items]
Purchase of ordinary shares			¥ 57,438,000	$ 8,160,000
Share capital
Disclosure of classes of share capital [line items]
Beginning Balance							¥ 59,000	$ 9,000	¥ 17,000	$ 3,000	¥ 0		¥ 17,000	$ 3,000
Issuance of ordinary shares upon IPO									11,000	2,000	18,000	$ 3,000
Repurchase of ordinary shares | ¥											(1,000)
Purchase of ordinary shares			1,000	$ 165
Conversion of preferred shares into ordinary shares									31,000	4,000
Exercise of awards | ¥							2,000
Ending balance							61,000	$ 9,000	59,000	$ 9,000	17,000	$ 3,000	61,000	$ 9,000
Share premium
Disclosure of classes of share capital [line items]
Beginning Balance | ¥							6,657,562,000
Issuance of ordinary shares upon IPO | ¥									1,657,782,000
Conversion of preferred shares into ordinary shares | ¥									4,999,780,000
Exercise of awards | ¥							53,672,000
Ending balance | ¥							¥ 6,711,234,000		¥ 6,657,562,000				¥ 6,711,234,000
Capital reserve
Disclosure of classes of share capital [line items]
Beginning Balance | ¥											37,550,000
Repurchase of ordinary shares | ¥											¥ (35,174,000)
Purchase of ordinary shares | ¥			¥ 35,174,000
Other reserves
Disclosure of classes of share capital [line items]
Purchase of ordinary shares | ¥	¥ 22,264,000
Ordinary shares
Disclosure of classes of share capital [line items]
Opening balance							441,810,100	441,810,100	141,478,000	141,478,000	3	3	141,478,000	141,478,000
Share repurchase											(2)	(2)
Share sub-division											4	4
Issuance of ordinary shares		80,000,000			149,749,995				80,000,000	80,000,000	149,749,995	149,749,995
Repurchase of ordinary shares			8,272,000	8,272,000							(8,272,000)	(8,272,000)
Conversion of preferred shares into ordinary shares									220,332,100	220,332,100
Conversion of preferred shares into ordinary shares | $														$ 4,000
Exercise of awards							11,164,880	11,164,880
Ending balance					5		452,974,980	452,974,980	441,810,100	441,810,100	141,478,000	141,478,000	452,974,980	452,974,980
Number of shares outstanding					149,750,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Issuance of ordinary shares											15,205,000	15,205,000
Repurchase of ordinary shares			6,933,000	6,933,000							(6,933,000)	(6,933,000)
Conversion of preferred shares into ordinary shares | $														$ (4,000)
Par value per share | $ / shares					$ 0.00002
Series C 2 preferred shares
Disclosure of classes of share capital [line items]
Issuance of ordinary shares			15,205,000	15,205,000		6,829,500
Proceeds from issue of preference shares			¥ 15,000,000			$ 10,000,000
Series D preferred shares
Disclosure of classes of share capital [line items]
Issuance of ordinary shares			34,147,600	34,147,600
Proceeds from issue of preference shares | $				$ 50,000,000
Before Reorganisation | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					34,216,600
Revision In Authorized Capital | Ordinary shares
Disclosure of classes of share capital [line items]
Share repurchase					2
Ending balance					5
Par value per share | $ / shares					$ 0.00002